MARK A. DIOMEDE
312-609-7727
mdiomede@vedderprice.com
October 3, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Preliminary Proxy Materials for:
Nuveen Floating Rate Income Fund (JFR)
Nuveen Floating Rate Income Opportunity Fund (JRO)
Nuveen Senior Income Fund (NSL)
Nuveen Tax-Advantaged Floating Rate Fund (JFP)
Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
Nuveen California Dividend Advantage Municipal Fund (NAC)
Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
Nuveen California Dividend Advantage Municipal Fund 3 (NZH, NZH PrC)
Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
Nuveen California Municipal Value Fund, Inc. (NCA)
Nuveen California Municipal Value 2 (NCB)
Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
Nuveen California Premium Income Municipal Fund (NCU)
Nuveen California Quality Income Municipal Fund, Inc. (NUC)
Nuveen California Select Quality Municipal Fund, Inc. (NVC)
Nuveen Maryland Dividend Advantage Municipal Fund (NFM, NFM PrC)
Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR, NZR PrC)
Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI, NWI PrC)
Nuveen Maryland Premium Income Municipal Fund (NMY, NMY PrC)
Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB, NMB PrC)
Nuveen Massachusetts Premium Income Municipal Fund (NMT, NMT PrC)
Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
Nuveen Missouri Premium Income Municipal Fund (NOM)
Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
Nuveen New Jersey Municipal Value Fund (NJV)
Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
Nuveen Pennsylvania Municipal Value Fund (NPN)
Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
Nuveen Texas Quality Income Municipal Fund (NTX)
Nuveen Virginia Dividend Advantage Municipal Fund (NGB, NGB PrC)
Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB, NNP PrC)
Nuveen Virginia Premium Income Municipal Fund (NPV, NPV PrC)
          (each a “Registrant”)
To the Commission:
     On behalf of each Registrant above, electronically transmitted herewith is a preliminary proxy statement and form of proxy for the Annual Meeting of Shareholders to be held Tuesday, November 15, 2011. Accordingly, it is intended that definitive proxy materials will be mailed on or about October 19, 2011. Please call the undersigned at (312) 609-7727 or Renee Hardt at (312) 609-7616 with any questions or comments regarding this filing.
Sincerely,
/s/ Mark A. Diomede